Advance from Customers	12 Months Ended
Sep. 30, 2016
Advance from Customers [Abstract]
ADVANCE FROM CUSTOMERS

NOTE 12. ADVANCE FROM CUSTOMERS

Advance from customers consisted of the following:

	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Advance from third-party customers	$381	$392
	$381	$392